Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
14. Trade and other receivables

	December 31,
	2021	2020
	US$’000	US$’000
Trade receivables	34,263	33,057
Accrued income and other debtors	12,201	8,423
VAT recoverable	7,444	1,705
Trade and other receivables	53,908	43,185

Trade receivables at December 31, 2021 includes US$258,000 (2019: US$1,186,000) which is due greater than 120 days. No impairment is considered necessary.